INTANGIBLE ASSETS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill by operating segment
Balance as of January 1	$ 12,100	$ 12,312
Effect of foreign currency translation	(164)	(99)
Acquisitions	27	30
Adjustments related to the finalization of purchase accounting	4	(61)
Impairment	(4)		$ (82)
Divestitures, deconsolidations and other	(674)	(82)
Balance as of December 31	11,289	12,100	12,312
Europe, Middle East and Africa
Goodwill by operating segment
Balance as of January 1	746	858
Effect of foreign currency translation	(105)	(62)
Acquisitions	0	0
Adjustments related to the finalization of purchase accounting	0	(47)
Impairment	0
Divestitures, deconsolidations and other	(3)	(3)
Balance as of December 31	638	746	858
Latin America
Goodwill by operating segment
Balance as of January 1	147	156
Effect of foreign currency translation	(24)	(9)
Acquisitions	0	0
Adjustments related to the finalization of purchase accounting	0	0
Impairment	0
Divestitures, deconsolidations and other	0	0
Balance as of December 31	123	147	156
North America
Goodwill by operating segment
Balance as of January 1	8,568	8,568
Effect of foreign currency translation	0	0
Acquisitions	26	0
Adjustments related to the finalization of purchase accounting	0	0
Impairment	0
Divestitures, deconsolidations and other	(283)	0
Balance as of December 31	8,311	8,568	8,568
Asia Pacific
Goodwill by operating segment
Balance as of January 1	131	117
Effect of foreign currency translation	2	(2)
Acquisitions	0	16
Adjustments related to the finalization of purchase accounting	0	0
Impairment	0
Divestitures, deconsolidations and other	0	0
Balance as of December 31	133	131	117
Bottling Investments
Goodwill by operating segment
Balance as of January 1	2,508	2,613
Effect of foreign currency translation	(37)	(26)
Acquisitions	1	14
Adjustments related to the finalization of purchase accounting	4	(14)
Impairment	(4)
Divestitures, deconsolidations and other	(388)	(79)
Balance as of December 31	$ 2,084	$ 2,508	$ 2,613